Collaborative Agreements (Details) - USD ($)			1 Months Ended										3 Months Ended		12 Months Ended
	May 06, 2016	Dec. 29, 2015	Dec. 24, 2018	Sep. 30, 2017	Sep. 25, 2017	Jul. 24, 2017	May 26, 2017	Feb. 28, 2017	Aug. 31, 2016	Jul. 27, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Collaborative Agreements (Textual)
Common stock newly issued, value													$ 694,219	$ 80,000	$ 80,000	$ 5,850,000
Outstanding balance																2,550,000
Collaborative Arrangement [Member]
Collaborative Agreements (Textual)
Description of payment settlement		Upfront payment shall upon the signing of this BioLite Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week. Upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week. At the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months. Upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week. At the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months. Upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.
Amount received from BriVision		$ 100,000,000				$ 3,000,000
Upfront payments		$ 3,500,000
Percentage of payments under co-development agreement		3.50%				50.00%
Milestone payments to BioLite in cash	$ 2,600,000
Common stock newly issued, value	$ 900,000					$ 3,000,000
Common stock newly issued, shares	562,500
Share price	$ 1.60							$ 2.0
Licensing rights					$ 3,000,000
Accounts payable													$ 15,000,000		$ 15,000,000
Research and development expense					$ 3,000,000
Agreement, terms		This BioLite Collaborative Agreement shall, once signed by both Parties, remain in effect for fifteen years as of the first commercial sales of the Product in the Territory and automatically renew for five more years unless either party gives the other party six month written notice of termination prior to the expiration date of the term.
Co-Dev Agreement [Member]
Collaborative Agreements (Textual)
Amount received from BriVision				$ 3,000,000			$ 3,000,000									450,000
Percentage of payments under co-development agreement							50.00%								15.00%
Licensing rights															$ 10,000,000
Accounts payable															$ 15,000,000
Company cash payments				$ 3,000,000			$ 3,000,000
Co-Dev agreement, description			The Company received the remaining balance of $2,550,000 in the form of newly issued shares of Rgene's Common Stock, at the price of NT$50 (approximately equivalent to $1.60 per share), for an aggregate number of 1,530,000 shares, which accounted for equity method long-term investment as of December 31, 2018. During the year ended December 31, 2018, the Company has recognized investment loss of $549.
BHK Co-Development Agreement [Member]
Collaborative Agreements (Textual)
Description of payment settlement										Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment At the completion of first phase II clinical trial: $1 million, or 10% of total payment At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment
Upfront payments										$ 1,000,000		$ 1,000,000
Percentage of payments under co-development agreement										10.00%		10.00%
Milestone payments to BioLite in cash									$ 31,649,000	$ 10,000,000
Common stock newly issued, value									$ 1,000,000			$ 10,000,000
Milestone payments royalty percentage									12.00%
Collaborative Agreements, description												The Company recognized the cash receipt in a total of NT$50 million, approximately equivalent to $1.6 million, as collaboration revenue when all research, technical, and development data was delivered to BHK.	In addition to the total of NT$50 million, approximately equivalent to $1.60 million, BioLite Taiwan is entitled to receive 50% of the future net licensing income or net sales profit. As of March 31, 2019 and 2018, the Company has not earned the royalty under the BHK Collaborative Agreements.
Collaborative Arrangement One [Member]
Collaborative Agreements (Textual)
Percentage of payments under co-development agreement											6.50%
Milestone payments to BioLite in cash								$ 650,000
Common stock newly issued, value								$ 5,850,000
Common stock newly issued, shares								2,925,000
Share price								$ 2.0
Accounts payable											$ 6,500,000
Research and development expense																$ 3,000,000